UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4471
                                    --------

Value Line Aggressive Income Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2007
                         ----------------

Date of reporting period: January 31, 2007
                          ----------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 1/31/07 is included with this Form.

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2007
--------------------------------------------------------------------------------

                                  Value Line
                            Aggressive Income Trust


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended January 31, 2007, the total return of the Value Line Aggressive Income Trust was 7.80%. Over the same period, the High Current Yield Bond Funds Average returned 9.77% as measured by Lipper Analytical Services(1) and the Lehman Brothers U.S. Corporate High Yield Index(2) reported a gain of 11.32%.

Although the U.S. economy started to slow in the second half of 2006, high yield securities had a strong year as default rates remained at record low levels of only 1.3% -- more than three percentage points below historical average of 4.5% according to S&P. This in turn helped maintain the below-average yield spread between U.S. Treasury securities and lower-rated high yield securities, which are more than one percentage point below their long-term average and the lowest level in a decade. While the Federal Reserve's policy of monetary tightening looks to be over, the full effects of the past rate increases have not fully taken effect as demonstrated by the recent problems in the sub-prime mortgage area. Given our outlook for continued subdued economic output in 2007, we continue to take a relatively conservative investing position given the historically low level of interest rates that the market currently offers.

Due to our cautious investment stance, we continue to concentrate on the more liquid and stronger credits available in the high yield sector. The Trust continues to hold roughly a quarter of its assets in energy-related holdings since we are maintaining a favorable outlook for earnings and cash flow for these companies, even if the rather volatile underlying commodity prices pull back from their recent levels. After energy, the next largest sector weightings for the Trust are chemicals (9.0%) and retailers (8.0%). Unfortunately, our conservative stance has hurt returns in the past year, since we were underweight in the lowest rated (CCC) and riskiest sectors (Airlines and Autos), which provided above-average returns in 2006. However, preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. We thank you for your continued investment with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

March 4, 2007

--------------------------------------------------------------------------------
(1) The Lipper High Current Yield Bond Funds Average aims at high (relative) current yield from fixed income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues. An investment cannot be made in a Peer Group Average.

(2) The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.

--------------------------------------------------------------------------------
2

                                              Value Line Aggressive Income Trust

Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly over the middle two periods of 2006, with growth decelerating from 5.6% in the opening quarter to 2.6% in the second three months, and to just 2.0% during the July-through-September period. Continued Federal Reserve monetary tightening and soaring oil prices were initially responsible for the sharp moderation in the nation's gross domestic product growth. Later on it was a downward spiral in the housing market that proved to be the culprit. However, growth picked up nicely during the final period, rising to 3.5%, as the Fed stopped raising interest rates, oil prices backed off from their mid-summer highs, and the decline in the housing market moderated in certain geographic locales.

Now, as we start a new year, we find that the Fed is still on hold; oil has stabilized in the $55-$60-a-barrel range; and there are signs that the still-depressed housing market may be in the final stages of its downturn. This is not to say that the pace of economic improvement will strengthen appreciably. It's just that the economy once more seems to be on a sound footing, with GDP growth likely to be in the range of 3% through at least the opening quarter. In our view, such a rate of growth should prove to be adequate to keep corporate earnings moving modestly higher, but not strong enough to push inflation up sharply.

Helping to sustain this stable pace of economic improvement should be solid levels of activity in the retail sector, stable oil prices, and a steady monetary course at the Federal Reserve. Reining in the nation's gross domestic product improvement is likely to be still weak, but gradually stabilizing, housing demand and sluggishness in the auto sector.

Gross domestic product growth along these lines and accompanying subdued inflation should have positive ramifications for the stock and bond markets.


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                                                                               3

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 through January 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         8/1/06
                                                          value            value           thru
                                                         8/1/06           1/31/07         1/31/07
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,069.40        $ 4.64
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,020.71        $ 4.53

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                              Value Line Aggressive Income Trust


--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Corporate High Yield Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Indices are not available for investment and are unmanaged. The returns for the Indices do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

             Comparison of a Change in Value of a $10,000 Investment
                    in the Value Line Aggressive Income Trust
                  and the Lehman Brothers Aggregate Bond Index
            and the Lehman Brothers U.S. Corporate High Yield Index*

      [THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                  Value Line         Lehman Brothers        Lehman Brothers U.S.
                 Aggressive            Aggregate              Corporate High
                Income Trust          Bond Index               Yield Index
  2/1              10,000               10,000                   10,000
 4/30               9,936               10,120                   10,062
 7/31              10,653               10,767                   10,555
10/31              11,079               10,965                   10,773
 1/31              11,497               11,368                   11,072
 4/30              11,802               11,588                   11,160
 7/31              11,807               11,736                   11,386
10/31              10,210               10,911                   11,779
 1/31              10,907               11,545                   11,966
 4/30              11,509               11,811                   11,860
 7/31              11,157               11,673                   11,669
10/31              10,973               11,384                   11,842
 1/31              11,687               11,598                   11,745
 4/30              11,129               11,394                   12,010
 7/31              10,912               11,595                   12,365
10/31               9,627               11,201                   12,707
 1/31               9,450               11,787                   13,369
 4/30               9,228               11,517                   13,497
 7/31               9,403               11,564                   13,934
10/31               9,120               11,184                   14,557
 1/31               9,438               11,625                   14,380
 4/30               9,651               11,921                   14,555
 7/31               8,843               10,506                   14,985
10/31               8,597               10,570                   15,413
 1/31               9,476               11,761                   15,741
 4/30              10,297               12,975                   16,078
 7/31              10,723               13,338                   15,796
10/31              11,285               14,140                   16,169
 1/31              11,846               14,959                   16,505
 4/30              11,930               14,921                   16,371
 7/31              12,022               15,081                   16,560
10/31              12,544               15,882                   17,064
 1/31              12,858               16,292                   17,191
 4/30              12,607               15,894                   17,231
 7/31              13,165               16,782                   17,353
10/31              12,922               16,530                   17,257
 1/31              13,285               17,027                   17,499
 4/30              13,436               17,349                   17,354
 7/31              13,392               17,455                   17,607
10/31              13,719               18,234                   18,153
 1/31              14,322               18,954                   18,249

* The Lehman Brothers Aggregate Bond Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, which are deducted from the Trust's returns, and it is not possible to directly invest in this unmanaged Index. The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, which are deducted from the Trust's returns, and it is not possible to directly invest in this unmanaged Index.


Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 1/31/07 ..........          7.80%               $10,780
 5 years ended 1/31/07 .........          8.70%               $15,174
10 years ended 1/31/07 .........          3.66%               $14,322

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.


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                                                                               5

Value Line Aggressive Income Trust

Portfolio Highlights at January 31, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                                             Percentage of
Issue                                                                           Par Value         Value       Net Assets
-------------------------------------------------------------------------- ------------------ ------------- --------------
Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14 ................   $ 1,100,000.00    $ 1,111,000       2.98%
Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12 ....................   $ 1,000,000.00    $ 1,100,000       2.95%
Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12 ................   $ 1,000,000.00    $ 1,047,500       2.81%
Williams Cos., Inc., Notes, 7.13%, 9/1/11 ................................   $ 1,000,000.00    $ 1,037,500       2.78%
Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11 .....................   $   800,000.00    $   850,000       2.28%
Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13 .......   $   750,000.00    $   781,875       2.09%
MediaCom LLC, Senior Notes, 9.50%, 1/15/13 ...............................   $   750,000.00    $   772,500       2.07%
Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11 ..................   $   750,000.00    $   765,000       2.05%
EL Paso Corp., Senior Notes, 6.75%, 5/15/09 ..............................   $   750,000.00    $   761,250       2.04%
Consolidation Coal Notes, Series MTN, 8.25%, 6/1/07 ......................   $   750,000.00    $   752,526       2.02%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets


[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Common & Preferred Stocks  3.5%            3.50%
Bonds & Notes 88.9%                       88.90%
Cash & Other 7.6%                          7.60%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

Consumer, Cyclical                         25.4%
Energy                                     20.5%
Basic Materials                            16.2%
Consumer, Non-Cyclical                     10.0%
Financial Services                          9.3%
Industrial Materials                        8.9%
Communications                              4.6%
Technology                                  3.2%
Utilities                                   1.9%

--------------------------------------------------------------------------------
6

                                              Value Line Aggressive Income Trust

Schedule of Investments January 31, 2007
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (0.9%)
              AIR TRANSPORT (0.6%)
$    250,000  ExpressJet Holdings, Inc.,
                 4.25%, 8/1/23 .................................  $     235,000
              RETAIL -- AUTOMOTIVE (0.3%)
     100,000  PEP Boys-Manny, Moe & Jack
                (The), 4.25%, 6/1/07 ...........................         99,250
                                                                  -------------
              TOTAL CONVERTIBLE CORPORATE BONDS &
                NOTES (Cost $340,835) ..........................        334,250
                                                                  -------------
CORPORATE BONDS & NOTES (88.0%)
              AIR TRANSPORT (1.6%)
     600,000  CHC Helicopter Corp.,
                Senior Subordinated Notes,
                7.38%, 5/1/14 ..................................        584,250
              AUTO & TRUCK (2.1%)
     500,000  Ford Motor Co., Global Landmark
                Securities, 7.45%, 7/16/31 .....................        405,625
     400,000  General Motors Corp., Debentures,
                8.25%, 7/15/23 .................................        379,000
                                                                  -------------
                                                                        784,625
              CABLE TV (2.1%)
     750,000  MediaCom LLC, Senior Notes,
                9.50%, 1/15/13 .................................        772,500
              CHEMICAL -- DIVERSIFIED (4.1%)
     500,000  Equistar Chemicals L.P., Guaranteed
                Notes, 10.13%, 9/1/08 ..........................        530,000
     500,000  Georgia Gulf Corp., Senior Notes,
                9.50%, 10/15/14 (1) ............................        495,000
     500,000  Mosaic Co. (The), Senior Notes,
                7.38%, 12/1/14 (1) .............................        506,250
                                                                  -------------
                                                                      1,531,250
              CHEMICAL -- SPECIALTY (4.6%)
     600,000  ARCO Chemical Co., Debentures,
                9.80%, 2/1/20 ..................................        690,000
     500,000  OM Group, Inc., Guaranteed Notes,
                9.25%, 12/15/11 ................................        519,375
     500,000  PolyOne Corp., Senior Notes,
                8.88%, 5/1/12 ..................................        496,250
                                                                  -------------
                                                                      1,705,625
              COAL (5.5%)
     500,000  Alpha Natural Resources LLC/Alpha
                Natural Resources Capital Corp.,
                Senior Notes, 10.00%, 6/1/12 ...................        541,250
     750,000  Consolidation Coal, Notes, Series
                MTN, 8.25%, 6/1/07 (1) .........................        752,526
     750,000  Massey Energy Co., Senior Notes,
                6.63%, 11/15/10 ................................        746,250
                                                                  -------------
                                                                      2,040,026
              COMPUTER & PERIPHERALS (1.3%)
     500,000  Unisys Corp., Senior Notes,
                6.88%, 3/15/10 .................................        498,750
              DRUG (1.3%)
     500,000  Elan Finance PLC, Senior Notes,
                7.75%, 11/15/11 ................................        480,000
              ELECTRICAL UTILITY -- CENTRAL (1.4%)
     500,000  Reliant Energy, Inc., Senior Secured
                Notes, 9.25%, 7/15/10 ..........................        525,000
              ELECTRONICS (1.3%)
     500,000  Celestica, Inc., Senior Subordinated
                Notes, 7.88%, 7/1/11 ...........................        488,750
              FOOD PROCESSING (5.8%)
     600,000  Chiquita Brands International, Inc.,
                Senior Notes, 7.50%, 11/1/14 ...................        540,000
      30,000  Land O'Lakes, Inc., Senior Notes,
                8.75%, 11/15/11 ................................         31,313
     500,000  Pilgrim's Pride Corp.,
                Senior Subordinated Notes,
                8.38%, 5/1/17 ..................................        492,500
     500,000  Sensient Technologies Corp.,
                6.50%, 4/1/09 ..................................        495,833
     600,000  Smithfield Foods, Inc.,
                Senior Subordinated Notes,
                7.63%, 2/15/08 .................................        607,500
                                                                  -------------
                                                                      2,167,146
              HOME BUILDING (1.1%)
     400,000  Beazer Homes USA, Inc.,
                Senior Notes, 8.13%, 6/15/16 ...................        416,000
              HOTEL/GAMING (4.3%)
     600,000  American Casino & Entertainment
                Properties, Secured Notes,
                7.85%, 2/1/12 ..................................        612,750
     500,000  Boyd Gaming Corp.,
                Senior Subordinated Notes,
                6.75%, 4/15/14 .................................        490,000
     500,000  Hilton Hotels Corp., Senior Notes,
                7.50%, 12/15/17 ................................        512,500
                                                                  -------------
                                                                      1,615,250


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
              METALS FABRICATING (1.4%)
$    500,000  Novelis, Inc., Senior Notes,
                7.25%, 2/15/15 .................................  $     512,500
              NATURAL GAS -- DISTRIBUTION (4.2%)
     500,000  Berry Petroleum Co.,
                Senior Subordinated Notes,
                8.25%, 11/1/16 .................................        492,500
     600,000  Ferrellgas Escrow LLC/Ferrellgas
                Finance Escrow Corp., Senior
                Notes, 6.75%, 5/1/14 ...........................        577,500
     500,000  Regency Energy Partners LP, Senior
                Notes, 8.38%, 12/15/13 (1) .....................        501,250
                                                                  -------------
                                                                      1,571,250
              NATURAL GAS -- DIVERSIFIED  (4.8%)
     750,000  El Paso Corp., Senior Notes,
                6.75%, 5/15/09 .................................        761,250
   1,000,000  Williams Cos, Inc., Notes,
                7.13%, 9/1/11 ..................................      1,037,500
                                                                  -------------
                                                                      1,798,750
              OILFIELD SERVICES/EQUIPMENT (8.2%)
     500,000  Basic Energy Services, Inc., Senior
                Notes, 7.13%, 4/15/16 ..........................        485,000
   1,000,000  Bluewater Finance Ltd., Guaranteed
                Notes, 10.25%, 2/15/12 .........................      1,047,500
   1,100,000  Gulfmark Offshore, Inc., Guaranteed
                Notes, 7.75%, 7/15/14 ..........................      1,111,000
     400,000  Stallion Oilfield Services, Senior
                Notes, 9.75%, 2/1/15 (1) .......................        402,000
                                                                  -------------
                                                                      3,045,500
              PETROLEUM -- PRODUCING (6.0%)
     500,000  KCS Energy, Inc., Senior Notes,
                7.13%, 4/1/12 ..................................        477,500
     700,000  Stone Energy Corp., Senior
                Subordinated Notes,
                8.25%, 12/15/11 ................................        684,250
   1,000,000  Western Oil Sands, Inc., Secured
                Notes, 8.38%, 5/1/12 ...........................      1,100,000
                                                                  -------------
                                                                      2,261,750
              R.E.I.T. (2.0%)
     250,000  Crescent Real Estate Equities, Senior
                Notes, 9.25%, 4/15/09 ..........................        256,250
     500,000  William Lyon Homes, Inc.,
                Guaranteed Notes,
                10.75%, 4/1/13 .................................        492,500
                                                                  -------------
                                                                        748,750
              RESTAURANT (1.4%)
     500,000  O'Charleys, Inc., Senior
                Subordinated Notes,
                9.00%, 11/1/13 .................................        525,000
              RETAIL -- AUTOMOTIVE (1.2%)
     500,000  PEP Boys-Manny Moe & Jack,
                Senior Subordinated Notes,
                7.50%, 12/15/14 ................................        467,500
              RETAIL -- SPECIAL LINES (6.3%)
     500,000  Blyth, Inc., Notes, 7.90%, 10/1/09 ...............        507,500
     500,000  Broder Brothers, Co., Senior Notes,
                11.25%, 10/15/10 ...............................        500,000
     600,000  NBTY, Inc., Senior Subordinated
                Notes, 7.13%, 10/1/15 ..........................        598,500
     750,000  Phillips-Van Heusen Corp., Senior
                Notes, 7.25%, 2/15/11 ..........................        765,000
                                                                  -------------
                                                                      2,371,000
              RETAIL STORE (3.8%)
     410,000  Dillard's, Inc., Notes,
                7.85%, 10/1/12 .................................        424,862
     500,000  Dollar General Corp.,
                8.63%, 6/15/10 .................................        528,750
     500,000  Jo-Ann Stores, Inc., Senior
                Subordinated Notes,
                7.50%, 3/1/12 ..................................        465,000
                                                                  -------------
                                                                      1,418,612
              SEMICONDUCTOR (2.3%)
     500,000  Advanced Micro Devices, Inc.,
                Senior Notes, 7.75%, 11/1/12 ...................        511,250
     350,000  AGY Holding Corp., Senior 2nd
                Lien Notes, 11.00%, 11/15/14 (1)                        361,375
                                                                  -------------
                                                                        872,625
              SHOE (2.1%)
     750,000  Payless ShoeSource, Inc.,
                Senior Subordinated Notes,
                8.25%, 8/1/13 ..................................        781,875
              STEEL -- GENERAL (3.5%)
     800,000  Allegheny Technologies, Inc., Notes,
                8.38%, 12/15/11 ................................        850,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                             Value Line Aggressive Income Trust

                                                                January 31, 2007
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
$    421,000  United States Steel Corp., Senior
                Notes, 9.75%, 5/15/10 ..........................  $     445,208
                                                                  -------------
                                                                      1,295,208
              TELECOMMUNICATION SERVICES (2.9%)
     500,000  Alamosa Delaware, Inc., Senior
                Notes, 8.50%, 1/31/12 ..........................        530,111
     500,000  Citizens Communications Co.,
                Notes, 9.25%, 5/15/11 ..........................        553,750
                                                                  -------------
                                                                      1,083,861
              TRUCKING (1.4%)
     500,000  Roadway Corp., Guaranteed Notes,
                8.25%, 12/1/08 .................................        519,722
                                                                  -------------
              TOTAL CORPORATE BONDS &
                NOTES (Cost $32,144,703) .......................     32,883,075
                                                                  -------------

   Shares                                                             Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.7%)
              R.E.I.T. (0.7%)
      10,000  Health Care REIT, Inc.
                Series F, 7 5/8% ...............................  $     257,200
                                                                  -------------
              TOTAL PREFERRED STOCKS
                (Cost $250,000) ................................        257,200
                                                                  -------------
WARRANTS (0.0%)
       3,334  XO Holdings, Inc., Series A,
                Expiring 1/16/10 * .............................          2,168
       2,500  XO Holdings, Inc., Series B,
                Expiring 1/16/10 * .............................            975
       2,500  XO Holdings, Inc., Series C,
                Expiring 1/16/10 * .............................            475
                                                                  -------------
              TOTAL WARRANTS (Cost $0) .........................         3,618
                                                                  -------------
COMMON STOCKS (2.8%)
              COMPUTER & PERIPHERALS (0.2%)
       8,000  Unisys Corp. * ...................................         68,960
              ELECTRICAL UTILITY -- WEST (0.3%)
       5,000  Xcel Energy, Inc. ................................        116,650
                ELECTRONICS (0.1%)
       8,000  Bookham, Inc. * ..................................         23,200
              FOREIGN TELECOMMUNICATIONS (0.7%)
      10,000  Telecom Corporation of New
                Zealand Ltd. ADR ...............................        274,800
              MEDICAL SUPPLIES (0.6%)
       4,203  Baxter International, Inc. .......................        208,720
              PRECIOUS METALS (0.2%)
      12,000  Coeur d'Alene Mines Corp. * ......................         52,560
              R.E.I.T. (0.5%)
      10,000  Crescent Real Estate Equities Co. ................        200,600
              RECREATION (0.0%)
       4,000  Meade Instruments Corp. * ........................         11,040
              RETAIL STORE (0.2%)
       5,000  Dollar General Corp. .............................         84,700
                                                                  -------------
              TOTAL COMMON STOCKS
                (Cost $862,392) ................................      1,041,230
                                                                    -----------
              TOTAL INVESTMENT SECURITIES (92.4%)
                (Cost $33,597,930) .............................     34,519,373
                                                                  -------------


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Aggressive Income Trust

Schedule of Investments                                         January 31, 2007
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.5%)
$  1,500,000  With Morgan Stanley & Co.,
                5.10%, dated 1/31/07, due
                2/1/07, delivery value
                $1,500,213(collateralized by
                $1,185,000 U.S. Treasury
                Notes 7.63%, due 11/15/22,
                with a value of $1,540,648) ....................  $   1,500,000
   1,300,000  With State Street Bank & Trust,
                4.70%, dated 1/31/07, due
                2/1/07, delivery value
                $1,300,170 (collateralized by
                $1,295,000 U.S. Treasury
                Notes 5.13%, due 5/15/16, with
                a value of $1,338,457) .........................      1,300,000
                                                                   ------------
              TOTAL REPURCHASE
                AGREEMENTS
                (Cost $2,800,000) ..............................      2,800,000
                                                                  -------------
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES (0.1%)                                           $      21,072
                                                                  -------------
NET ASSETS (100%)                                                 $  37,340,445
                                                                  -------------
NET ASSET VALUE
  OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($37,340,445/7,379,897 shares
  outstanding)                                                    $        5.06
                                                                  -------------

*     Non-income producing.

(1) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

ADR   American Depositary Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                              Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at January 31, 2007
--------------------------------------------------------------------------------
Assets:
Investment securities, at value
   (Cost -- $33,597,930) ..................................       $  34,519,373
Repurchase agreements
   (Cost -- $2,800,000) ...................................           2,800,000
Cash ......................................................              45,758
Interest receivable .......................................             675,363
Dividends receivable ......................................               3,750
Receivable for trust shares sold ..........................               3,483
Receivable for securities sold ............................               1,802
                                                                  -------------
     Total Assets .........................................          38,049,529
                                                                  -------------
Liabilities:
Payable for securities purchased ..........................             495,931
Dividends payable to shareholders .........................              59,193
Payable for trust shares repurchased ......................              44,500
Accrued expenses:
   Advisory fee ...........................................              11,319
   Service and distribution plan fees payable .............               4,835
   Trustees' fees and expenses ............................                 993
   Other ..................................................              92,313
                                                                  -------------
     Total Liabilities ....................................             709,084
                                                                  -------------
Net Assets ................................................       $  37,340,445
                                                                  =============
Net assets consist of:
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   7,379,897 shares) ......................................       $      73,799
Additional paid-in capital ................................         100,907,038
Distributions in excess of net investment
   income .................................................             (57,038)
Accumulated net realized loss on
   investments ............................................         (64,504,797)
Unrealized net appreciation of investments
   and foreign currency translations ......................             921,443
                                                                  -------------
Net Assets ................................................       $  37,340,445
                                                                  =============
Net Asset Value, Offering and
   Redemption Price, Per Outstanding
   Share ($37,340,445/7,379,897 shares
   of beneficial interest outstanding) ....................       $        5.06
                                                                  =============

Statement of Operations
for the Year Ended January 31, 2007 Investment Income:
--------------------------------------------------------------------------------

Interest ..................................................       $   2,911,578
Dividends (Net of foreign withholding tax
   of $2,533) .............................................             101,885
                                                                  -------------
   Total Income ...........................................           3,013,463
                                                                  -------------
Expenses:
Advisory fee ..............................................             298,526
Service and distribution plan fees ........................              99,509
Registration and filing fees ..............................              75,626
Printing and postage ......................................              32,349
Custodian fees ............................................              31,142
Transfer agent fees .......................................              30,969
Auditing and legal fees ...................................              18,209
Insurance .................................................               5,381
Telephone .................................................               1,882
Other .....................................................               2,744
                                                                  -------------
   Total Expenses Before Custody Credits
     and Fees Waived ......................................             596,337
   Less: Advisory Fee Waived ..............................            (143,156)
   Less: Service and Distribution Plan Fees
     Waived ...............................................             (35,789)
   Less: Custody Credits ..................................              (5,133)
                                                                  -------------
   Net Expenses ...........................................             412,259
                                                                  -------------
Net Investment Income .....................................           2,601,204
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain ......................................             107,473
   Change in Net Unrealized
     Appreciation/(Depreciation) ..........................             250,607
                                                                  -------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments and Foreign Exchange
   Transactions ...........................................             358,080
                                                                  -------------
Net Increase in Net Assets from
   Operations .............................................       $   2,959,284
                                                                  =============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line Aggressive Income Trust

Statement of Changes in Net Assets
for the Year Ended January 31, 2007 and for the Year Ended January 31, 2006
--------------------------------------------------------------------------------

                                                                                 Year Ended           Year Ended
                                                                              January 31, 2007     January 31, 2006*
                                                                              --------------------------------------
Operations:
  Net investment income ...............................................           $   2,601,204        $   3,019,733
  Net realized gain on investments ....................................                 107,473            1,122,495
  Change in net unrealized appreciation/(depreciation) ................                 250,607           (2,680,007)
                                                                              --------------------------------------
  Net increase in net assets from operations ..........................               2,959,284            1,462,221
                                                                              --------------------------------------
Distributions to Shareholders:
  Net investment income ...............................................              (2,610,682)          (3,042,227)
                                                                              --------------------------------------
Trust Share Transactions:
  Proceeds from sale of shares ........................................               2,367,483            3,587,482
  Proceeds from reinvestment of distributions to shareholders .........               1,949,954            2,327,995
  Cost of shares repurchased** ........................................             (11,086,213)         (20,493,709)
                                                                              --------------------------------------
  Net decrease in net assets from Trust share transactions ............              (6,768,776)         (14,578,232)
                                                                              --------------------------------------
Total Decrease in Net Assets ..........................................              (6,420,174)         (16,158,238)
Net Assets:
  Beginning of year ...................................................              43,760,619           59,918,857
                                                                              --------------------------------------
  End of year .........................................................           $  37,340,445        $  43,760,619
                                                                              ======================================
Distributions in excess of net investment income, at end of year ......           $     (57,038)       $      (5,968)
                                                                              ======================================

*     Amounts were previously presented rounded to thousands.

**    Net of redemption fees (see Note 1H and Note 2).


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust

Notes to Financial Statements January 31, 2007
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust's financial statement disclosures.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.


--------------------------------------------------------------------------------
                                                                              13

Value Line Aggressive Income Trust

Notes to Financial Statements
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Trust, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Trust, and is not in a position at this time to estimate the significance of its impact, if any, on the Trust's financial statements.

(E) Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/(depreciation) on investments.

(F) Representations and Indemnifications. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(G) Security Transactions. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(H) Redemption Fees. The Trust charges a 2% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.


--------------------------------------------------------------------------------
14

                                              Value Line Aggressive Income Trust

                                                                January 31, 2007
--------------------------------------------------------------------------------

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest in the Trust were as follows:

                                             Year Ended           Year Ended
                                          January 31, 2007     January 31, 2006
                                          -------------------------------------
Shares sold ..........................             477,167              709,286
Shares issued to
   shareholders in
   reinvestment of
   dividends .........................             393,013              461,658
Shares repurchased ...................          (2,233,473)          (4,047,051)
                                          -------------------------------------
Net decrease .........................          (1,363,293)          (2,876,107)
                                          =====================================
Dividends per
   share from net
   investment
   income ............................          $   0.3245           $   0.3139
                                          =====================================

Redemption fees of $3,979 and $10,857 were retained by the Trust for the year ended January 31, 2007 and the year ended January 31, 2006, respectively.

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                  Year Ended
                                                                January 31, 2007
                                                                ----------------
Purchases:
   Investment Securities .................................        $  10,958,284
                                                                  =============
Sales:
   Investment Securities .................................        $  15,456,806
                                                                  =============

4. Income Taxes

At January 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax
   purposes ..............................................        $  36,395,776
                                                                  -------------
Gross tax unrealized appreciation ........................        $   1,200,596
Gross tax unrealized depreciation ........................             (276,999)
                                                                  -------------
Net tax unrealized depreciation on
   investments ...........................................        $     923,597
                                                                  =============
Capital loss carryforward, expires
   January 31, 2008 ......................................        $ (17,303,550)
Capital loss carryforward, expires
   January 31, 2009 ......................................          (20,922,783)
Capital loss carryforward, expires
   January 31, 2010 ......................................          (20,653,696)
Capital loss carryforward, expires
   January 31, 2011 ......................................           (5,624,767)
                                                                  -------------
Capital loss carryforward, at
   January 31, 2007 ......................................        $ (64,504,796)
                                                                  =============

During the year ended January 31, 2007, the Trust utilized capital loss carryforwards of $160,069.

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders. It is uncertain whether the Trust will be able to realize the benefits of the losses before they expire.

Net unrealized gain (loss) on investments differ for financial statement and tax purposes primarily due to differing treatment of investments in real estate investment trusts.


--------------------------------------------------------------------------------
                                                                              15

Value Line Aggressive Income Trust

Notes to Financial Statements January 31, 2007
--------------------------------------------------------------------------------

The tax composition of dividends to shareholders for the years ended January 31, 2007 and January 31, 2006 were as follows:

                                                     2007              2006
                                                 ------------------------------
Ordinary Income ........................         $ 2,610,682        $ 3,042,227
                                                 ------------------------------

Permanent book-tax differences relating to the classifications of certain distributions and income in the current year were reclassified within the composition of the net asset accounts. The Trust increased distributions in excess of net investment income by $41,592, decreased accumulated net realized gain/loss on investments by $48,341 and decreased additional paid-in capital by $6,749. Net assets were not affected by this reclassification. These reclasses are primarily due to differing treatments of investments in partnerships for tax purposes.

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $298,526 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2007. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds' respective net assets. The Trust bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.40% of the advisory fee. The fee waiver amounted to $143,156 for the year ended January 31, 2007. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $99,509 were accrued under this Plan for the year ended January 31, 2007. Effective March 7, 2006, the Distributor voluntarily waived 0.10% of the service and distribution plan fee. The fee waiver amounted to $35,789 for the year ended January 31, 2007. The Distributor has no right to recoup previously waived amounts.

For the year ended January 31, 2007, the Trust's expenses were reduced by $5,133 under a custody credit arrangement with the custodian.

Certain officers and a director of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At January 31, 2007, the officers and trustee as a group owned 1,556 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                                 Years Ended January 31,
                                                      -------------------------------------------------------------------------
                                                            2007            2006           2005          2004           2003
                                                      -------------------------------------------------------------------------
Net asset value, beginning of year ...................  $      5.01     $      5.16    $      5.06    $      4.35    $      4.74
                                                        ------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...............................         0.32            0.31           0.33           0.34           0.41
 Net gains or losses on securities (both realized
   and unrealized) ...................................         0.05           (0.15)          0.09           0.70          (0.40)
                                                        ------------------------------------------------------------------------
 Total from investment operations ....................         0.37            0.16           0.42           1.04           0.01
                                                        ------------------------------------------------------------------------
 Redemption fees .....................................         0.00(3)         0.00(3)        0.01           0.01           0.01
                                                        ------------------------------------------------------------------------
Less distributions:
Dividends from net investment income .................        (0.32)          (0.31)         (0.33)         (0.34)         (0.41)
                                                        ------------------------------------------------------------------------
Net asset value, end of year .........................  $      5.06     $      5.01    $      5.16    $      5.06    $      4.35
                                                        ========================================================================
Total return .........................................         7.80%           3.32%          8.55%         25.01%          0.40%
                                                        ========================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ...............  $    37,340     $    43,761    $    59,919    $    64,101     $   53,006
Ratio of expenses to average net assets (1) ..........         1.50%(2)        1.45%          1.39%          1.43%          1.37%
Ratio of net investment income to average net
  assets .............................................         6.54%           6.19%          6.28%          6.98%          9.12%
Portfolio turnover rate ..............................           31%             27%            69%            76%            59%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.49% for the year ended January 31, 2007 and would not have changed for the years ended January 31, 2006, January 31, 2005, January 31, 2004 and January 31, 2003.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 1.05% as of January 31, 2007.

(3)   Amount is less than $0.01 per share.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

Value Line Aggressive Income Trust

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line Aggressive Income Trust, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

March 29, 2007


--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust

Federal Tax Status of Distributions (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For corporate taxpayers, 0.91% of the ordinary income distributions paid during the fiscal year ended January 31, 2007 qualify for the corporate dividends received deduction.

During the fiscal year ended January 31, 2007, 1.35% of the ordinary income distributions are treated as qualified dividends.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              19

Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

                                                                                                              Other
                                                     Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position              Time Served     During the Past 5 Years                  Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustee*
-------------------
Jean Bernhard Buttner          Chairman of the       Since 1987      Chairman, President and Chief            Value Line, Inc.
Age 72                         Board of Trustees                     Executive Officer of Value Line,
                               and President                         Inc. (the "Adviser") and Value
                                                                     Line Publishing, Inc. Chairman
                                                                     and President of each of the 14
                                                                     Value Line Funds and Value Line
                                                                     Securities, Inc. (the "Distributor").
-------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-----------------------
John W. Chandler               Trustee               Since 1991      Consultant, Academic Search              None
416 North Hemlock Lane                                               Consultation Service, Inc.
Williamstown, MA 01267                                               1992-2004; Trustee Emeritus and
Age 83                                                               Chairman (1993-1994) of the
                                                                     Board of Trustees of Duke
                                                                     University; President Emeritus,
                                                                     Williams College.
-------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Trustee               Since 2000      Customer Support Analyst,                None
4921 Buckingham Drive                                                Duke Power Company.
Charlotte, NC 28209
Age 65
-------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Trustee               Since 2000      Professor of History, Williams           None
54 Scott Hill Road                                                   College, 1961 to 2002; Professor
Williamstown, MA 01267                                               Emeritus since 2002; President
Age 75                                                               Emeritus since 1994 and President,
                                                                     1985-1994; Chairman (1993-
                                                                     1997) and Interim President
                                                                     (2002-2003) of the American
                                                                     Council of Learned Societies.
                                                                     Trustee since 1997 and Chairman
                                                                     of the Board since 2005, National
                                                                     Humanities Center.
-------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Trustee               Since 1997      Visiting Professor of Classics,          None
5 Birch Run Drive                                                    Williams College, since 1999;
Saratoga Springs, NY 12866                                           President Emeritus, Skidmore
Age 71                                                               College since 1999 and President,
                                                                     1987-1998.
-------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Trustee               Since 1987      Chairman, Institute for Political        None
169 Pompano St.                                                      Economy.
Panama City Beach, FL 32413
Age 68
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                             Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------


                                                                                                              Other
                                                     Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position              Time Served     During the Past 5 Years                  Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Trustee               Since 1996      Senior Financial Advisor, Veritable      None
1409 Beaumont Drive                                                  L.P. (investment adviser) since
Gladwyne, PA 19035                                                   2004; Senior Financial Advisor,
Age 58                                                               Hawthorn, 2001-2004.
-------------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,       Since 1994      Director, Vice President and
Age 49                         Secretary and Chief                   Compliance Officer of the Adviser.
                               Compliance Officer                    Director and Vice President of the
                                                                     Distributor. Vice President,
                                                                     Secretary and Chief Compliance
                                                                     Officer of each of the 14 Value
                                                                     Line Funds.
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer             Since 2005      Controller of the Adviser until
Age 47                                                               2003; Chief Financial Officer of
                                                                     the Adviser 2003-2005; Treasurer
                                                                     of the Adviser since 2005.
                                                                     Treasurer of each of the 14 Value
                                                                     Line Funds.
-------------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Secretary/  Since 2005      Director, Vice President and
Age 53                         Assistant Treasurer                   Secretary of the Adviser. Director
                                                                     and Vice President of the
                                                                     Distributor.
-------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
                                                                              21

Value Line Aggressive Income Trust


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--------------------------------------------------------------------------------
22

                                              Value Line Aggressive Income Trust


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                                                                              23

Value Line Aggressive Income Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.



--------------------------------------------------------------------------------
24

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                496 Valley Road
                                Cos Cob, CT 06807

TRUSTEES                        Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President/Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


                                                                        #539206

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a) (1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2007 $11,875

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2007 $5,060.

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2007 $3,825

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: April 2, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: April 2, 2007
      -------------